Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Economic Lives of the Assets

Depreciation is provided using the straight-line method over the estimated economic lives of the assets, as follows:

Estimated Useful Lives
Leasehold improvements	1-5 years
Office, furniture and equipment	2-5 years
Tooling, production and test equipment	4 years

Summary of Warranty Provision

Changes in the warranty liability for the nine months ended September 30, 2013 are as follows:

Warranty provision as of December 31, 2012	$2,108,012
Additions to provision	1,977,142
Less warranty costs	(2,653,091)

Warranty provision as of September 30, 2013	$1,432,063

The following table summarizes the warranty provision during the years ended December 31, 2012 and 2011:

Warranty provision as of December 31, 2010	$610,888
Additions to provision	1,549,869
Less warranty claims	(1,633,851)

Warranty provision as of December 31, 2011	526,906
Additions to provision	2,966,313
Less warranty claims	(1,385,207)

Warranty provision as of December 31, 2012	$2,108,012